Condensed Financial Information of Registrant (SMFG)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Condensed Financial Information of Registrant (SMFG)
53	CONDENSED FINANCIAL INFORMATION OF REGISTRANT (SMFG)
Condensed Statements of Financial Position

	At March 31,
	2024	2023
	(In millions)
Assets:
Deposits with SMBC	¥309,526	¥246,977
Investments in SMBC	4,613,790	4,613,790
Loans to SMBC	12,104,056	9,796,649
Investments in other subsidiaries, associates and joint ventures	2,408,849	2,007,172
Other assets	291,223	293,522
Current tax assets	22,827	91,048

Total assets	¥19,750,271	¥17,049,158

Liabilities and equity:
Short-term borrowings from SMBC	¥1,707,650	¥1,487,650
Long-term borrowings	398,026	355,265
Debt securities in issue due to other subsidiaries	27,113	14,889
Debt securities in issue	9,961,308	8,280,718
Other liabilities	95,166	67,757

Total liabilities	12,189,263	10,206,279

Shareholders’ equity	6,105,493	6,082,226
Other equity instruments holders’ equity	1,455,515	760,653

Total equity	7,561,008	6,842,879

Total equity and liabilities	¥19,750,271	¥17,049,158

Condensed Income Statements

	For the fiscal year ended March 31,
	2024	2023	2022
	(In millions)
Income:
Interest income from SMBC	¥334,964	¥235,386	¥184,206
Dividends from SMBC	542,929	437,850	376,757
Dividends from other subsidiaries, associates and joint ventures	37,246	15,951	45,609
Fees and commission income from subsidiaries	21,722	12,421	9,439
Other income	9,655	1,956	1,109

Total income	946,516	703,564	617,120

Expense:
Interest expense to SMBC	5,586	5,546	4,751
Interest expense to other subsidiaries	9,961	4,830	4,779
Interest expense	313,356	220,397	169,526
Operating and other expense	58,418	68,659	37,982

Total expense	387,321	299,432	217,038

Profit before tax	559,195	404,132	400,082
Income tax expense	(8,670)	(8,348)	(7,942)

Net profit	¥567,865	¥412,480	¥408,024

Profit attributable to:
Shareholders	554,102	401,170	397,293
Other equity instruments holders	13,763	11,310	10,731

Condensed Statements of Cash Flows

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Operating Activities:
Profit before tax	¥559,195	¥404,132	¥400,082
Income taxes paid—net	78,036	387	(17,935)
Other operating activities—net	63,260	359,237	579,929

Net cash and cash equivalents provided by operating activities	700,491	763,756	962,076

Investing Activities:
Loans provided to SMBC	(1,269,130)	(727,223)	(873,537)
Investments in subsidiaries	(377,437)	(19,796)	(233,576)
Investments in associates and joint ventures	(26,962)	—	(819)
Other investing activities—net	(5,995)	(2,770)	(5,953)

Net cash and cash equivalents used in investing activities	(1,679,524)	(749,789)	(1,113,885)

Financing Activities:
Net increase (decrease) of short-term borrowings from SMBC	220,000	(20,380)	230,000
Proceeds from issuance of long-term borrowings	1,263,169	61,042	86,390
Redemption of long-term borrowings	(1,259,255)	(36,046)	—
Proceeds from issuance of debt securities	1,260,767	1,191,048	969,480
Proceeds from issuance of other equity instruments	694,862	116,346	79,516
Redemption of debt securities	(564,970)	(861,730)	(831,880)
Redemption of other equity instruments	—	(85,000)	—
Dividends paid to shareholders	(348,010)	(301,600)	(274,058)
Coupons paid to other equity instruments holders	(13,763)	(11,310)	(10,731)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(211,218)	(138,507)	246

Net cash and cash equivalents provided by (used in) financing activities	1,041,582	(86,137)	248,963

Net increase (decrease) of cash and cash equivalents	62,549	(72,170)	97,154
Cash and cash equivalents at beginning of period	246,977	319,147	221,993

Cash and cash equivalents at end of period	¥309,526	¥246,977	¥319,147

Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures are stated at cost. The Company recognizes dividend income from these companies when its right to receive payment is established.
Investments in other subsidiaries, associates and joint ventures included equity investments in SMBC Nikko Securities Inc., Sumitomo Mitsui Card Company, Limited, SMBC Consumer Finance Co., Ltd., Sumitomo Mitsui DS Asset Management Company, Limited, Sumitomo Mitsui Finance and Leasing Company, Limited and others at March 31, 2024 and 2023. The country of incorporation and the proportion of ownership interest of the Company in these companies was the same as described in Note 11 “Investments in Associates and Joint Ventures,” and Note 49 “Principal Subsidiaries.”

Long-term obligations
The Company had subordinated long-term borrowings amounting to ¥41 billion and ¥41 billion at March 31, 2024 and 2023, respectively, and had unsubordinated long-term borrowings amounting to ¥357 billion and ¥314 billion at March 31, 2024 and 2023, respectively. The Company also had subordinated bonds amounting to ¥1,449 billion and ¥1,098 billion, including ¥5.0 billion and ¥0.2 billion outstanding to its subsidiary, at March 31, 2024 and 2023, respectively, and had unsubordinated bonds amounting to ¥8,539 billion and ¥7,197 billion, including ¥22 billion and ¥15 billion outstanding to its subsidiary, at March 31, 2024 and 2023, respectively. For additional information, refer to Note 19 “Borrowings” and Note 20 “Debt Securities in Issue.”
Guarantees
The Company provided guarantee of ¥626 billion and ¥508 billion at March 31, 2024 and 2023, respectively, to the Deposit Protection Fund of the Association of German Banks with regard to the deposits of the SMBC Dusseldorf branch and SMBC Bank EU AG.